Annual Fund Operating Expenses - MILLER CONVERTIBLE TOTAL RETURN ETF - MILLER CONVERTIBLE TOTAL RETURN ETF	Jan. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.85%

[1]	Other Expenses are estimated for the Fund’s initial fiscal year.